UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07223)

Exact name of registrant as specified in charter:	Putnam Classic Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam Classic Equity Fund

The fund's portfolio
2/28/07 (Unaudited)

COMMON STOCKS (99.7%)(a)
	Shares	Value

Aerospace and Defense (2.2%)
Lockheed Martin Corp.	172,500	$16,780,800

Banking (6.5%)
Bank of America Corp.	727,000	36,982,490
U.S. Bancorp	316,600	11,289,956
		48,272,446

Beverage (2.0%)
Coca-Cola Enterprises, Inc.	374,300	7,519,687
Molson Coors Brewing Co. Class B	91,200	7,700,928
		15,220,615

Biotechnology (1.1%)
Biogen Idec, Inc. (NON)	176,200	7,962,478

Chemicals (3.2%)
E.I. du Pont de Nemours & Co.	262,500	13,321,875
Rohm & Haas Co.	202,300	10,693,578
		24,015,453

Computers (1.4%)
IBM Corp.	110,400	10,268,304

Conglomerates (2.8%)
Tyco International, Ltd. (Bermuda)	677,900	20,899,657

Consumer Finance (4.5%)
Capital One Financial Corp.	211,700	16,317,836
Countrywide Financial Corp.	446,395	17,088,001
		33,405,837

Electric Utilities (6.5%)
Edison International	484,100	22,713,972
Entergy Corp.	67,200	6,632,640
PG&E Corp.	407,800	18,930,076
		48,276,688

Electronics (1.0%)
Motorola, Inc.	388,300	7,191,316

Financial (8.5%)
Citigroup, Inc.	701,300	35,345,520
MGIC Investment Corp.	282,000	17,018,700
SLM Corp.	255,000	10,868,100
		63,232,320

Health Care Services (2.2%)
Medco Health Solutions, Inc. (NON)	244,200	16,510,362

Homebuilding (1.0%)
Lennar Corp. (S)	158,000	7,779,920

Insurance (7.8%)
American International Group, Inc.	259,900	17,439,290
Berkshire Hathaway, Inc. Class B (NON)	2,850	10,040,550
Chubb Corp. (The)	144,500	7,376,725
Genworth Financial, Inc. Class A	454,530	16,076,726
Prudential Financial, Inc.	83,200	7,566,208
		58,499,499

Investment Banking/Brokerage (5.4%)
Bear Stearns Cos., Inc. (The)	107,000	16,289,680
E*Trade Financial Corp. (NON)	436,300	10,074,167
Goldman Sachs Group, Inc. (The)	70,500	14,212,800
		40,576,647

Lodging/Tourism (3.7%)
Carnival Corp.	242,900	11,275,418
Wyndham Worldwide Corp. (NON)	462,140	16,267,328
		27,542,746

Machinery (4.1%)
Caterpillar, Inc.	280,300	18,056,926
Parker-Hannifin Corp. (S)	154,800	12,753,972
		30,810,898

Metals (1.4%)

Freeport-McMoRan Copper & Gold, Inc. Class B	179,900	10,328,059

Oil & Gas (10.6%)
BP PLC ADR (United Kingdom)	342,900	21,136,356
Hess Corp.	338,600	17,962,730
Marathon Oil Corp.	237,300	21,532,602
Newfield Exploration Co. (NON)	431,100	18,632,142
		79,263,830

Pharmaceuticals (3.4%)
Pfizer, Inc.	1,002,000	25,009,920

Regional Bells (4.9%)
Qwest Communications International, Inc. (NON) (S)	938,900	8,337,432
Verizon Communications, Inc.	745,300	27,896,579
		36,234,011

Retail (5.5%)
Big Lots, Inc. (NON) (S)	328,400	8,219,852
Circuit City Stores-Circuit City Group	559,200	10,641,576
Federated Department Stores, Inc.	319,900	14,286,734
Home Depot, Inc. (The)	204,200	8,086,320
		41,234,482

Schools (1.4%)
Apollo Group, Inc. Class A (NON)	217,700	10,295,033

Software (3.2%)
Oracle Corp. (NON)	789,200	12,966,556
Symantec Corp. (NON) (S)	627,800	10,735,380
		23,701,936

Technology Services (1.1%)
Accenture, Ltd. Class A (Bermuda) (S)	230,900	8,243,130

Telecommunications (1.9%)
Sprint Nextel Corp.	741,607	14,298,183

Tobacco (2.4%)
Loews Corp. - Carolina Group	250,000	18,007,500
Total common stocks (cost $687,638,512)		$743,862,070

SHORT-TERM INVESTMENTS (3.9%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.29% to 5.46% and
due dates ranging from March 1,2007 to
April 29, 2007(d)	$25,120,999	$25,081,250
Putnam Prime Money Market Fund (e)	3,877,910	3,877,910

Total short-term investments (cost $28,959,160)		$28,959,160

TOTAL INVESTMENTS

Total investments (cost $716,597,672)(b)		$772,821,230

NOTES

(a) Percentages indicated are based on net assets of $746,286,356.

(b) The aggregate identified cost on a tax basis is $721,002,099, resulting in gross unrealized appreciation and depreciation of $67,316,040 and $15,496,909, respectively, or net unrealized appreciation of $51,819,131.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at February 28, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At February 28, 2007, the value of securities loaned amounted to $23,853,133. The fund received cash collateral of $25,081,250 which is pooled with collateral of other Putnam funds into 28 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $96,072 for the period ended February 28, 2007. During the period ended February 28, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $47,922,902 and $54,425,531, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred.  Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Classic Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007